Annual Total Returns - Energy Portfolio [BarChart] - 02.28 VIP Energy Portfolio Service 2 PRO-14 - Energy Portfolio - VIP Energy Portfolio-Service 2 VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	4.68%
Annual Return 2013	24.21%
Annual Return 2014	(12.76%)
Annual Return 2015	(20.75%)
Annual Return 2016	33.51%
Annual Return 2017	(2.78%)
Annual Return 2018	(24.77%)
Annual Return 2019	9.82%
Annual Return 2020	(32.88%)
Annual Return 2021	54.83%